                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Natixis Global Asset Management, L.P.
                 -----------------------------------------------------
   Address:      399 Boylston Street
                 -----------------------------------------------------
                 Boston, MA 02116
                 -----------------------------------------------------

Form 13F File Number: 28-6808
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric N. Ward
         -------------------------------
Title:   Senior Vice President and
         Deputy General Counsel
         -------------------------------
Phone:   617-449-2133
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Eric N. Ward               Boston, MA       November 14, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one:):

\ \  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
\X\  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)
\ \ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         NAME                                              13F FILE NUMBER
         ----                                              ---------------

AEW Capital Management, L.P.                               28-6538
Gateway Investment Advisers, LLC                           28-05733
Hansberger Global Investors, Inc.                          28-6508
Harris Associates L.P.                                     28-2013
Loomis, Sayles & Company, L.P.                             28-398
NGAM Advisors, L.P.                                        28-5788
Reich & Tang Asset Management, LLC                         28-4818
Snyder Capital Management, L.P.                            28-6636
Vaughan Nelson Investment Management, L.P.                 28-5840